GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

Changes in the carrying amount of goodwill allocated to its reporting units for the year ended December 31, 2024, and 2023 are as follows:

	Soft	Durum	Couscous
	Wheat	Wheat	and Pasta	Total
	(in thousands)
Balance at December 31, 2022	$31,410	$2,277	$7,981	$41,668
Foreign currency exchange adjustments	1,741	134	468	2,343
Balance at December 31, 2023	$33,151	$2,411	$8,449	$44,011
Foreign currency exchange adjustments	(890)	(52)	(183)	(1,125)
Balance at December 31, 2024	$32,261	$2,359	$8,266	$42,886

The Company performed the annual impairment assessment as of December 31, 2024, and 2023, which did not result in impairment losses.

Changes in the carrying amount of intangible assets for the year ended December 31, 2024, and 2023 are as follows:

	Trade	Customer	Other	Intangible
	names	relationships	intangibles	Assets
	(in thousands)
Balance at December 31, 2022	$927	$1,796	$1,000	$3,723
Acquisitions	-	-	987	987
Amortization	-	(92)	(167)	(259)
Foreign currency exchange adjustments	40	71	86	197
Balance at December 31, 2023	$967	$1,775	$1,906	$4,648
Acquisitions	-	-	283	283
Amortization	-	(93)	(259)	(352)
Foreign currency exchange adjustments	(47)	(89)	(39)	(175)
Balance at December 31, 2024	$920	$1,593	$1,891	$4,404

As of December 31, 2024, the weighted-average remaining amortization period for intangibles other than goodwill is 8.3 years and future intangible amortization is expected to total the following:

(in thousands)
2025	$600
2026	600
2027	600
2028	475
2029	349
Thereafter	860
Total amortization	$3,484